INCOME TAXES (Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 1,147	$ (789)	$ (1,634)
Foreign	130	(424)	203
Loss before taxes on income (benefit), total	$ 1,277	$ (1,213)	$ (1,431)